Note 18 - Related Party Balances and Transactions (Details Textual) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Key management personnel compensation	$ 132,266	$ 78,000	$ 78,000
Corporations controlled by directors and officers of the entity [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	5,100	84,442	$ 165,726
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 30,766	$ 78,000